Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($)		Common Stock [Member] Common Class A [Member]		Common Stock [Member] Common Class B [Member]		Treasury Stock, Common [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Common Class A [Member]	Common Class B [Member]	Total
Balance at Mar. 31, 2023				$ 450				$ 13,038,677	$ (11,847,211)	$ 49,340			$ 1,241,256
Balance, shares at Mar. 31, 2023	[1]			4,500,000
Treasury stock, shares at Mar. 31, 2023
Net loss for the year									(4,899,006)				(4,899,006)
Foreign currency translation adjustment										1,111			1,111
Balance at Mar. 31, 2024				$ 450				13,038,677	(16,746,217)	50,451			(3,656,639)
Balance, shares at Mar. 31, 2024	[1]			4,500,000
Treasury stock, shares at Mar. 31, 2024
Net loss for the year									(3,376,410)				(3,376,410)
Foreign currency translation adjustment										(23,847)			(23,847)
Reverse recapitalization		$ 292		$ (45)				99,977					100,224
Reverse recapitalization, shares	[1]	2,921,281		(450,000)
Issuance of ordinary shares for conversion of convertible promissory notes payable		$ 190						11,999,810					12,000,000
Issuance of ordinary shares for conversion of convertible promissory notes payable, shares	[1]	1,900,000
Capitalization of deferred offering costs								(1,341,541)					(1,341,541)
Balance at Mar. 31, 2025		$ 482		$ 405				23,796,923	(20,122,627)	26,604			$ 3,701,787
Balance, shares at Mar. 31, 2025	[1]	4,821,281		4,050,000
Treasury stock, shares at Mar. 31, 2025
Net loss for the year									(4,092,427)				$ (4,092,427)
Foreign currency translation adjustment										(11,954)			(11,954)
Share issued for consultancy fee		$ 25						517,475					517,500
Share issued for consultancy fee, shares	[1]	250,000
Settlement in share received from promissory note receivable						$ (32)		(714,495)					(714,527)
Settlement in share received from promissory note receivable, shares		(316,004)	[1]			316,004
Share issued for related party settlement				$ 184				1,086,255					1,086,439
Share issued for related party settlement, shares				1,837,680	[1]						2,921,281	4,500,000
Balance at Mar. 31, 2026		$ 507		$ 589		$ (32)		$ 24,686,158	$ (24,215,054)	$ 14,650			$ 486,818
Balance, shares at Mar. 31, 2026	[1]	4,755,277		5,887,680
Treasury stock, shares at Mar. 31, 2026						316,004	[1]						316,004

[1]	The numbers of shares are presented on a retroactive basis to reflect the reverse recapitalization as described in Note 4.